Operating Lease - Schedule of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current
Lease liabilities	¥ 457	$ 63
Non-current
Lease liabilities	2,226	$ 305
Total lease liabilities	¥ 2,683